Rule 24f-2 Notice

                    SUNAMERICA EQUITY FUNDS


                        733 Third Avenue
                    New York, NY 10017-3204

                      1933 Act No. 33-8021



(i)  Fiscal year end for which notice is filed         09/30/95

(ii) The number or amount of securities of the
     same class or series, if any, which had been
     registered under the Securities Act of 1933,
     as amended, other than pursuant to Rule 24f-2
     but which remained unsold at 12/1/94, the
     beginning of the Registrant's fiscal period            -0-


(iii)     The number or amount of securities, if any,
     registered during the fiscal period of this
     notice other than pursuant to Rule 24f-2               -0-
               -0-

(iv) The number or amount of securities sold
     during the fiscal period of this notice                          42,766,827

(v)  The number or amount of securities sold
     during the fiscal period of this notice in
     reliance upon registration pursuant to
     Rule 24f-2 (see attached Computation                        42,766,827
     of Fee)


     WITNESS the due execution hereof this 14th day of November,
1995



                                        /s/ Robert M. Zakem
                                        Robert M. Zakem,
                                        Secretary



                       COMPUTATION OF FEE



1.   Actual aggregate sale price of Registrant's
     Securities sold pursuant to Rule 24f-2 during
     the fiscal period for which the Rule 24f-2
     Notice is filed (see Section v)               $703,016,128

2.   Reduced by the difference between:

     (a)  actual aggregate redemption price
     of such securities redeemed by the
     issuer during the fiscal period for
     which the 24f-2 notice is filed              $687,334,363

     (b)  actual aggregate redemption price
     of such redeemed securities
     previously applied by the issuer
     pursuant to Section 24e-2 (a) for the
     fiscal period for which the 24f-2 is filed       -0-  $687,334,363
Total amount upon which the fee calculation specified
in Section 6(b) of the Securities Act of 1933 is based     $ 15,681,765


FEE SUBMITTED (1/50 of 1% of Total Amount)                 $   3136.36




















SunAmerica Asset Management Corp.
The SunAmerica Center
733 Third Avenue
New York, NY 10017
800.858.8850



November  14, 1995

SunAmerica Equity Funds
733 Third Avenue, 3rd Floor
New York, NY  10017-3204

Ladies and Gentlemen:

     You have requested my opinion for use in conjunction with a Rule 24f-2 Notice for SunAmerica Equity Funds, a Massachusetts business trust (the "Trust"), to be filed in respect of shares of the Trust (the "Shares") sold for the fiscal year ended September 30, 1995, pursuant to the Trust's Registration Statement on Form N-1A (File No. 33-8021) filed with the Securities and Exchange Commission (the "SEC") under the Securities Act of 1933 (the "1933 Act") (the "Registration Statement").

     In its Registration Statement, the Trust elected to register an indefinite number of Shares pursuant to the provisions of Rule
24f-2 under the 1933 Act.

     I have reviewed the amended Registration Statement of the Trust and such other documents and records deemed relevant. On the basis of the foregoing, it is my opinion that the Shares sold for the fiscal year ended September 30, 1995, registration of which the Rule 24f-2 Notice makes definite in number, were legally issued, fully paid and non-assessable.

     I consent to your filing this opinion as an Exhibit to the Rule 24f-2 Notice referred to above, the Registration Statement of the Trust and to any application or registration statement filed under the securities laws of any of the states of the United States.


                              Very truly yours,

                              /s/ Robert M. Zakem

                              Robert M. Zakem
                              Senior Vice President and
                                 General Counsel